Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidated Balance Sheets [Abstract]
Accumulated depreciation and amortization for property and equipment	$ 8,744	$ 8,081
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000	100,000	100,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.006	$ 0.006	$ 0.006
Common stock, shares authorized	180,000,000	90,000,000	90,000,000
Common stock, shares issued	64,339,555	27,800,748	10,201,735
Common stock, shares outstanding	64,339,555	27,800,748	10,201,735